Income Taxes (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 77.8	$ 100.7
Unrecognized tax liabilities	6.1	$ 24.2
Canada [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	80.8
Mexico [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	43.6
United States [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	20.3
Turkey [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 7.1